GOODWILL AND INTANGIBLE ASSETS, NET (Details 1) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
2021		$ 1,191
2022		1,136
2023		1,136
2024		1,107
2025		781
Thereafter		2,278
Total		7,629	$ 9,362
Airspan [Member]
2021	$ 593
2022	1,136
2023	1,136
2024	1,107
2025	781
Thereafter	2,278
Total	$ 7,031	$ 7,629	$ 9,362